Note 21 Effects of disposal on the financial position of the group (Details) - EUR (€) € in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of disposal on the financial position on the group [Line Items]
Cash and cash equivalents	€ (67,799)		€ (65,520)	€ (44,303)
Current financial assets at fair value through profit or loss, classified as held for trading	(123,493)		(105,878)	(99,469)
Financial assets at fair value through profit or loss, mandatorily measured at fair value	(6,086)		(5,198)	(5,557)
Financial assets at fair value through other comprehensive income	(60,421)		(69,440)	(61,183)
Financial assets at amortised cost	(372,676)		(367,668)	(439,162)
Derivative financial assets held for hedging	(1,805)		(1,991)	(1,729)
Tangible assets	(7,298)		(7,823)	(10,068)	€ (7,229)
Intangible assets and goodwill	(2,197)		(2,345)	(6,966)
Tax assets	(15,850)		(16,526)	(17,083)
Other assets	(1,934)		(2,513)	(3,800)
Non-current assets or disposal groups classified as held for sale	(1,061)		(85,987)	(3,079)
Assets	(662,885)		(733,797)	(695,471)
Current financial liabilities at fair value through profit or loss, classified as held for trading	91,135		84,109	86,414
Financial liabilities at amortised cost	487,893		490,606	516,641
Provisions	5,889		6,141	6,538
Tax liabilities	2,413		2,355	2,808
Other liabilities	3,621		2,802	3,742
Liabilities	€ 614,125		€ 683,777	€ 640,546
Sold USA subsidiary [Member]
Effects of disposal on the financial position on the group [Line Items]
Cash and cash equivalents		€ (11,476)
Current financial assets at fair value through profit or loss, classified as held for trading		(638)
Financial assets at fair value through profit or loss, mandatorily measured at fair value		(15)
Financial assets at fair value through other comprehensive income		(4,620)
Financial assets at amortised cost		(61,440)
Derivative financial assets held for hedging		(8)
Tangible assets		(788)
Intangible assets and goodwill		(1,938)
Tax assets		(349)
Other assets		(1,439)
Non-current assets or disposal groups classified as held for sale		(10)
Assets		(82,720)
Current financial liabilities at fair value through profit or loss, classified as held for trading		129
Financial liabilities at amortised cost		72,357
Provisions		156
Tax liabilities		207
Other liabilities		491
Liabilities		73,341
Total net assets liabilities		€ (9,378)